Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	Income taxes

Loss before provision for income taxes consists of the following:

	December 31,
	2017	2016	2015
	U.S. dollars in thousands

Domestic (Israel)	$5,582	$15,765	$13,388
Foreign (U.S.)	335	41	1,953
	$5,917	$15,806	$15,341

The components of income tax provision consist of the following:

	December 31,
	2017	2016	2015

	U.S. dollars in thousands

Current Provision for income taxes:
Domestic (Israel)	$-	$5	$-
Foreign (U.S.)	39	166	24
Total current provision for income taxes	$39	$171	$24
Previous years adjustments – foreign	(16)	50	-
Deferred tax benefit – foreign	5	(5)	-
Total provision for income tax	$28	$216	$24

The main reconciling item between the statutory tax rate of the Company and the effective tax rate are its losses in Israel, amounting to $ 5,582, $ 15,765 and $ 13,338 for the years ended December 31, 2017, 2016 and 2015, respectively, for which valuation allowance was provided in each year.

The Parent is taxed under the Israeli tax law at the corporate tax rate of 24%, 25% and 26.5% for the years 2017, 2016 and 2015, respectively, and its current corporate tax rate was reduced to 23% effective as from January 1, 2018.

The Subsidiary is taxed under U.S. tax law. The federal corporate tax rate (progressive) is up to 24% excluding state tax. State tax rates vary and are dependent on the state in which the Subsidiary conducts its business.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2017	2016
	U.S. dollars in thousands

Operating loss roll forward	$8,459	$5,685
Reserves and allowances	1,018	1,956
Net deferred tax asset before valuation allowance	9,477	7,641
Valuation allowance	(9,477)	(7,636)
	$-	$5

When realization of a deferred tax asset is more likely than not to occur, the benefit related to the deductible temporary differences attributable to operations is recognized as a reduction of income tax expense. Valuation allowances are provided against deferred tax assets when, based on all available evidence, it is considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. The Company cannot be certain that future Israeli taxable income will be sufficient to realize its deferred tax assets. Accordingly, a full valuation allowance has been provided against its Israeli net deferred tax assets. The Company continues to monitor the need for a valuation allowance based on the profitability of its future operations.

Both the Parent and the Subsidiary have yet to receive a final tax assessment in accordance with Israeli tax law.

The Parent has accumulated losses for tax purposes as of December 31, 2017, in the amount of $36,778, which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company files income tax returns in Israel, in the United States and in various U.S. states. The associated tax filings remain subject to examination by applicable tax authorities for a certain length of time following the tax year to which those filings relate. In Israel and the United States all tax years since inception remain subject to examination by the applicable taxing authorities as of December 31, 2017.

As of December 31, 2017, the Company provided a liability of $24, for uncertain tax positions related to various income tax matters from prior years, which was classified as other long-term liabilities. These uncertain tax positions would affect the Company’s effective tax rate, if recognized. The Company does not expect that the amounts of uncertain tax positions will change significantly within the next 12 months.

U.S. Tax Reform

The U.S. Tax Cuts and Jobs Act of 2017 (“TCJA”) was approved by the U.S. Congress on December 20, 2017 and signed into law by U.S. President Donald J. Trump on December 22, 2017. This legislation makes complex and significant changes to the U.S. Internal Revenue Code. Such changes include a reduction in the corporate tax rate and limitations on certain corporate deductions and credits, among other changes. The Tax Reform will not have a material effect on our consolidated financial statements.